Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 333,525
Incorporation by business combination		6,108
Fair value at the end of the year		227,547	$ 333,525
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		76,948	43,925
Adjustments previous periods (IFRS 16)
Additions		5,165	3,540
Activation of financial costs		217	81
Capitalized leasing costs		11	4
Amortization of capitalized leasing costs	[1]	(9)	(6)
Incorporation by business combination		(696)	4,551
Transfers / Reclassification to assets held for sale
Deconsolidation	[2]		(1,694)
Disposals		(71)	(1,740)
Currency translation adjustment		(66)	14
Net (loss)/ gain from fair value adjustment		2,996	28,273
Fair value at the end of the year		43,925	76,948
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		150,599	289,600
Adjustments previous periods (IFRS 16)			426
Additions		6,446	1,838
Activation of financial costs		16
Capitalized leasing costs		4	16
Amortization of capitalized leasing costs	[1]	(13)	(9)
Incorporation by business combination		1,129	(28,781)
Transfers / Reclassification to assets held for sale			244
Deconsolidation	[2]		(155,846)
Disposals		(3,676)	(13,412)
Currency translation adjustment		(2,981)	53,462
Net (loss)/ gain from fair value adjustment		(36,883)	3,061
Fair value at the end of the year		$ 289,600	$ 150,599

[1]	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 23).
[2]	$ 1,694 corresponds to La Malteria and $ 155,846 to Gav-Yam